TRADE AND OTHER RECEIVABLES, NET (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Trade accounts receivable, net	$ 157,781	$ 189,250
Unbilled revenue, net	121,751	103,986
Receivable from ERCOT against HB 4492	187,001
Accrued gas receivable		833
Other	82,532	46,132
Trade and other current receivables	$ 549,065	$ 340,201